SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL

(in $)	2013	2012
Authorized share capital:
1,000 shares of $1 each	1,000	1,000

Issued and outstanding share capital:
100 shares of $1 each	100	100